Concentration of Credit Risk (Details Narrative)	12 Months Ended
	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($) Number
Cash uninsured | $	$ 0	$ 0
More Than 10% Accounts Receivable [Member] | Customer Concentration Risk [Member]
Numbers of customer	1	1
Concentration Risk, Percentage	33.00%	36.00%
More Than 10% Revenues [Member] | Customer Concentration Risk [Member]
Numbers of customer	1	1
Concentration Risk, Percentage	33.00%	18.00%